Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Right-of-use assets		$ 3,164
Current	$ 967
Total operating lease liabilities	2,454	$ 3,155
Other Assets [Member]
Right-of-use assets	1,903
Accrued Expenses [Member]
Current	967
Other Long Term Liabilities [Member]
Noncurrent	$ 1,487